International Growth and Income FundSM
Investment portfolio
September 30, 2021
unaudited
Common stocks 92.80% Financials 19.53%	Shares	Value (000)
AIA Group, Ltd.[1]	19,328,661	$222,553
AXA SA1	7,605,387	211,582
Sberbank of Russia PJSC (ADR)[1]	9,127,757	169,596
EQT AB1	4,067,156	167,526
Toronto-Dominion Bank (CAD denominated)	2,483,929	164,438
HDFC Bank, Ltd.[1]	7,270,801	155,875
Ping An Insurance (Group) Company of China, Ltd., Class H1	17,275,300	117,222
Euronext NV1	1,036,530	116,967
DNB Bank ASA[1,2]	4,229,002	96,012
Société Générale[1]	3,014,500	94,646
Hong Kong Exchanges and Clearing, Ltd.[1]	1,486,900	90,252
KBC Groep NV1	978,522	87,847
Prudential PLC[1]	4,305,759	83,586
UBS Group AG1	5,031,720	80,407
Partners Group Holding AG1	44,921	69,929
HDFC Life Insurance Company, Ltd.[1]	6,959,847	67,540
Hiscox, Ltd.[1]	5,932,889	66,701
Zurich Insurance Group AG1	156,339	63,747
Moscow Exchange MICEX-RTS PJSC[1]	26,062,152	62,227
UniCredit SpA[1]	3,711,508	49,094
Kotak Mahindra Bank, Ltd.[1,2]	1,754,100	47,237
London Stock Exchange Group PLC[1]	466,291	46,586
Skandinaviska Enskilda Banken AB, Class A1	3,158,000	44,497
Banco Santander, SA1	11,527,495	41,754
3i Group PLC[1]	2,370,307	40,828
Banco Bilbao Vizcaya Argentaria, SA1	5,611,524	37,017
Aon PLC, Class A	125,000	35,721
Bank of Nova Scotia (CAD denominated)	564,239	34,729
Barclays PLC[1]	13,083,385	33,368
Brookfield Asset Management, Inc., Class A (CAD denominated)	603,000	32,311
FinecoBank SpA[1,2]	1,688,969	30,608
Fairfax Financial Holdings, Ltd., subordinate voting shares	73,196	29,548
Banca Generali SpA[1,2]	668,760	29,329
M&G PLC[1]	10,329,101	28,269
Aviva PLC[1]	5,211,991	27,740
Macquarie Group, Ltd.[1]	198,160	25,999
Islandsbanki hf.[1,2]	27,596,945	25,305
DBS Group Holdings, Ltd.[1]	1,127,383	25,035
Allfunds Group PLC[1,2]	1,205,084	23,174
B3 SA-Brasil, Bolsa, Balcao	9,651,264	22,579
Intesa Sanpaolo SpA[1]	7,857,606	22,292
Investor AB, Class B1	1,026,617	21,982
Grupo Financiero Banorte, SAB de CV, Series O	3,180,000	20,424
Discovery, Ltd.[1,2,3]	2,084,669	18,944
ICICI Securities, Ltd.[1]	1,528,425	15,584
QBE Insurance Group, Ltd.[1]	1,819,151	15,176
ING Groep NV1	859,911	12,481
International Growth and Income Fund — Page 1 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
China Merchants Bank Co., Ltd., Class H1	1,055,500	$8,378
ICICI Bank, Ltd. (ADR)	354,557	6,690
Brookfield Asset Management Reinsurance Partners, Ltd., Class A (CAD denominated)[3]	4,160	231
Piraeus Financial Holdings SA1,2	727	1
		3,041,564
Information technology 14.99%
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	28,182,107	581,145
ASML Holding NV1	514,307	379,390
Tokyo Electron, Ltd.[1]	502,770	221,622
Broadcom, Inc.	259,931	126,048
Edenred SA1	2,290,866	123,388
Samsung Electronics Co., Ltd.[1]	1,863,800	116,001
MediaTek, Inc.[1]	3,581,400	115,440
Keyence Corp.[1]	133,300	79,871
Vanguard International Semiconductor Corp.[1]	12,613,000	67,859
SAP SE1	420,636	56,985
Nokia Corp.[1,2]	9,024,761	49,649
ITOCHU Techno-Solutions Corp.[1]	1,480,900	48,346
Amadeus IT Group SA, Class A, non-registered shares[1,2]	654,723	43,010
PagSeguro Digital, Ltd., Class A2	826,265	42,735
Lightspeed Commerce, Inc. SV, subordinate voting shares (CAD denominated)[2]	343,848	33,180
Lightspeed Commerce, Inc. SV, subordinate voting shares[2]	94,224	9,086
TDK Corp.[1]	1,136,475	41,058
Logitech International SA1	450,329	39,883
Kingdee International Software Group Co., Ltd.[1,2]	8,228,000	27,240
STMicroelectronics NV1	488,564	21,300
Worldline SA, non-registered shares[1,2]	246,175	18,782
SK hynix, Inc.[1]	174,200	15,021
Infosys, Ltd. (ADR)	612,836	13,636
Nexi SpA[1,2]	729,333	13,607
Nice, Ltd. (ADR)[3]	33,200	9,430
Nomura Research Institute, Ltd.[1]	236,100	8,701
Nemetschek SE1	82,576	8,679
AVEVA Group PLC[1]	144,805	6,994
Otsuka Corp.[1]	111,100	5,712
DLocal, Ltd., Class A2,3	101,363	5,530
Capita PLC[1,2]	7,343,947	5,003
		2,334,331
Consumer discretionary 11.79%
Evolution AB1	2,024,071	307,676
LVMH Moët Hennessy-Louis Vuitton SE1	260,374	186,184
Stellantis NV1	6,959,767	133,084
Renault SA1,2	3,372,321	120,293
Prosus NV, Class N1	1,006,860	79,299
B&M European Value Retail SA1	9,521,158	75,590
Coupang, Inc., Class A2	2,693,545	75,015
Wynn Macau, Ltd.[1,2]	87,860,707	73,386
Restaurant Brands International, Inc. (CAD denominated)	1,164,889	71,369
Midea Group Co., Ltd., Class A1	6,366,366	68,592
Li Ning Co., Ltd.[1]	5,476,048	63,171
Husqvarna AB, Class B1	4,397,035	52,456
InterContinental Hotels Group PLC[1,2]	795,108	50,985
Valeo SA, non-registered shares[1]	1,789,793	49,946
International Growth and Income Fund — Page 2 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
EssilorLuxottica[1]	248,130	$47,447
OPAP SA1	3,024,312	46,651
Sodexo SA1,2	519,000	45,446
Paltac Corp.[1]	978,100	44,211
Industria de Diseño Textil, SA1	1,102,063	40,096
Barratt Developments PLC[1]	4,511,168	39,809
MGM China Holdings, Ltd.[1,2]	51,514,000	31,908
Kindred Group PLC (SDR)[1]	1,789,300	26,868
Domino’s Pizza Enterprises, Ltd.[1]	182,000	20,984
Nokian Renkaat OYJ[1]	549,908	19,511
adidas AG1	54,255	17,096
JD.com, Inc., Class A1,2	268,000	9,739
Sands China, Ltd.[1,2]	4,577,600	9,381
Kering SA1	12,996	9,243
Nitori Holdings Co., Ltd.[1]	41,800	8,223
Pop Mart International Group, Ltd.[1,3]	896,200	6,114
Naspers, Ltd., Class N1	36,715	6,050
		1,835,823
Industrials 10.91%
Airbus SE, non-registered shares[1,2]	2,125,202	279,029
SMC Corp.[1]	209,770	131,238
BAE Systems PLC[1]	16,599,729	125,468
ABB, Ltd.[1]	3,533,892	117,792
SITC International Holdings Co., Ltd.[1]	22,122,700	78,871
LIXIL Corp.[1]	2,712,000	78,808
Alliance Global Group, Inc.[1]	350,520,000	70,906
Ryanair Holdings PLC (ADR)[2]	596,992	65,705
CCR SA, ordinary nominative shares	29,903,871	64,247
RELX PLC[1]	2,045,341	58,942
Deutsche Post AG1	914,100	57,613
Safran SA1	447,211	56,071
Cathay Pacific Airways, Ltd.[1,2]	59,675,180	50,085
IMCD NV1	259,905	49,345
Lifco AB, Class B1	1,734,600	46,430
Bunzl PLC[1]	1,265,883	41,818
Kone OYJ, Class B1	554,387	38,874
Siemens AG1	232,915	38,286
Interpump Group SpA[1]	511,700	33,144
Rheinmetall AG1	328,100	32,211
TFI International, Inc. (CAD denominated)	266,458	27,260
Epiroc AB, Class A1	876,519	18,067
Epiroc AB, Class B1	466,641	8,245
Experian PLC[1]	610,797	25,373
Coor Service Management Holding AB1	2,570,000	24,360
Meggitt PLC[1,2]	1,740,500	17,282
InPost SA1,2	1,019,685	16,820
AB Volvo, Class B1	743,558	16,706
ACS, Actividades de Construcción y Servicios, SA1	526,866	14,126
Hitachi, Ltd.[1]	107,400	6,368
Adecco Group AG1,3	120,770	6,048
Wizz Air Holdings PLC[1,2]	62,105	4,136
		1,699,674
International Growth and Income Fund — Page 3 of 9

unaudited
Common stocks (continued) Consumer staples 9.86%	Shares	Value (000)
British American Tobacco PLC[1]	11,445,667	$399,332
Philip Morris International, Inc.	2,497,736	236,760
Nestlé SA1	1,364,441	164,168
Kweichow Moutai Co., Ltd., Class A1	387,763	109,860
Associated British Foods PLC[1]	3,725,981	92,579
Anheuser-Busch InBev SA/NV1	1,563,367	88,296
Carlsberg A/S, Class B1	505,990	82,312
Pernod Ricard SA1	371,132	81,162
Ocado Group PLC[1,2]	3,022,115	67,216
Unilever PLC (GBP denominated)[1]	721,596	39,008
Unilever PLC (EUR denominated)[1]	150,880	8,138
Wuliangye Yibin Co., Ltd., Class A1	934,561	31,750
Reckitt Benckiser Group PLC[1]	391,486	30,641
L’Oréal SA, non-registered shares[1]	52,607	21,712
Yihai International Holding, Ltd.[1,3]	3,091,000	17,106
Arca Continental, SAB de CV	2,398,573	14,628
Foshan Haitian Flavouring and Food Co., Ltd., Class A1	779,525	13,248
Danone SA1	187,477	12,796
Dabur India, Ltd.[1]	1,071,810	8,904
X5 Retail Group NV (GDR)[1]	205,109	6,612
Avenue Supermarts, Ltd.[1,2]	104,467	5,951
Shiseido Company, Ltd.[1]	52,582	3,544
		1,535,723
Health care 7.38%
AstraZeneca PLC[1]	3,201,610	385,424
Sanofi[1]	1,470,363	141,544
Novo Nordisk A/S, Class B1	942,951	90,698
Bayer AG1	1,581,416	86,253
GlaxoSmithKline PLC[1]	4,561,961	86,109
Koninklijke Philips NV (EUR denominated)[1]	1,547,884	68,607
Shionogi & Co., Ltd.[1]	875,500	59,977
Novartis AG1	529,447	43,436
Hutchmed China, Ltd. (ADR)[2]	813,390	29,778
BioNTech SE (ADR)[2]	92,966	25,379
Siemens Healthineers AG1	359,440	23,389
Sonova Holding AG1	61,932	23,358
BeiGene, Ltd. (ADR)[2]	61,577	22,352
Mettler-Toledo International, Inc.[2]	15,696	21,619
Takeda Pharmaceutical Company, Ltd.[1,3]	447,500	14,834
Roche Holding AG, nonvoting non-registered shares[1]	30,216	11,026
M3, Inc.[1]	110,500	7,888
Hypera SA, ordinary nominative shares	1,258,800	7,429
		1,149,100
Energy 4.73%
Gazprom PJSC (ADR)[1]	24,830,355	244,417
TotalEnergies SE1	3,589,413	172,001
TC Energy Corp. (CAD denominated)[3]	2,075,923	99,912
LUKOIL Oil Co. PJSC (ADR)[1]	726,909	69,206
Schlumberger, Ltd.	1,893,237	56,115
Reliance Industries, Ltd.[1]	1,176,668	39,792
Royal Dutch Shell PLC, Class B1	735,013	16,284
Royal Dutch Shell PLC, Class B (ADR)	147,824	6,544
International Growth and Income Fund — Page 4 of 9

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Sovcomflot PAO[1]	16,938,295	$19,611
Enbridge, Inc. (CAD denominated)	301,064	11,994
		735,876
Materials 4.49%
Vale SA, ordinary nominative shares	10,730,484	150,226
Vale SA, ordinary nominative shares (ADR)	3,987,864	55,631
Koninklijke DSM NV1	484,074	96,756
Rio Tinto PLC[1]	1,114,350	73,576
Barrick Gold Corp.	2,738,725	49,434
Barrick Gold Corp. (CAD denominated)[3]	838,694	15,144
Linde PLC	212,112	62,229
Asahi Kasei Corp.[1]	4,465,725	47,666
LyondellBasell Industries NV	504,800	47,375
Fortescue Metals Group, Ltd.[1]	1,908,805	20,129
Alrosa PJSC[1]	9,770,946	17,782
Sika AG1	54,913	17,369
Shin-Etsu Chemical Co., Ltd.[1]	87,400	14,741
Givaudan SA1	2,360	10,779
Air Liquide SA, non-registered shares[1]	66,871	10,700
Shandong Sinocera Functional Material Co., Ltd., Class A1	1,167,700	7,438
Verallia SAS[1,2]	53,604	1,848
Chr. Hansen Holding A/S1	13,227	1,080
		699,903
Communication services 4.18%
Koninklijke KPN NV1	46,790,404	146,738
Vodafone Group PLC[1]	51,630,575	78,098
América Móvil, SAB de CV, Series L (ADR)	3,796,421	67,083
BT Group PLC[1,2]	30,490,591	65,484
Tencent Holdings, Ltd.[1]	895,300	52,495
Indus Towers, Ltd.[1]	11,499,032	47,313
Nordic Entertainment Group AB, Class B1,2	866,523	46,546
MTN Group, Ltd.[1,2]	3,416,150	32,062
WPP PLC[1]	1,989,491	26,733
Sea, Ltd., Class A (ADR)[2]	82,884	26,418
Playtika Holding Corp.[2]	800,000	22,104
SoftBank Corp.[1,3]	1,500,291	20,370
Yandex NV, Class A2	114,000	9,085
NetEase, Inc.[1]	500,600	8,600
Universal Music Group NV1,2	92,966	2,489
		651,618
Utilities 3.12%
Engie SA1	9,393,460	123,285
Enel SpA[1]	14,853,359	114,037
Brookfield Infrastructure Partners LP	1,674,882	94,191
Ørsted AS1	383,066	50,542
China Gas Holdings, Ltd.[1]	16,658,700	49,123
Guangdong Investment, Ltd.[1]	15,433,300	20,114
Iberdrola SA, non-registered shares[1]	1,616,730	16,147
ENN Energy Holdings, Ltd.[1]	555,600	9,098
Endesa, SA1	419,402	8,459
		484,996
International Growth and Income Fund — Page 5 of 9

unaudited
Common stocks (continued) Real estate 1.82%	Shares	Value (000)
Longfor Group Holdings, Ltd.[1]	24,512,500	$112,649
CK Asset Holdings, Ltd.[1]	15,444,120	88,760
Link Real Estate Investment Trust REIT[1]	4,590,564	39,232
Unibail-Rodamco-Westfield REIT, non-registered shares[1,2,3]	467,554	34,197
Sirius Real Estate Ltd.[1]	4,995,235	8,800
		283,638
Total common stocks (cost: $10,426,657,000)		14,452,246
Preferred securities 1.97% Information technology 1.37%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	3,653,082	213,824
Consumer discretionary 0.23%
Volkswagen AG, nonvoting preferred shares[1]	155,492	34,833
Materials 0.20%
Gerdau SA, preferred nominative shares	6,334,848	31,524
Health care 0.17%
Sartorius AG, nonvoting non-registered preferred shares[1]	41,781	26,608
Total preferred securities (cost: $182,655,000)		306,789
Short-term securities 5.24% Money market investments 4.50%
Capital Group Central Cash Fund 0.06%[4,5]	7,010,567	701,127
Money market investments purchased with collateral from securities on loan 0.74%
Capital Group Central Cash Fund 0.06%[4,5,6]	332,218	33,225
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[4,6]	19,348,712	19,349
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[4,6]	18,500,000	18,500
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[4,6]	13,900,000	13,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[4,6]	9,200,000	9,200
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[4,6]	8,100,000	8,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[4,6]	8,100,000	8,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[4,6]	5,200,000	5,200
		115,574
Total short-term securities (cost: $816,624,000)		816,701
Total investment securities 100.01% (cost: $11,425,936,000)		15,575,736
Other assets less liabilities (0.01)%		(2,261)
Net assets 100.00%		$15,573,475
International Growth and Income Fund — Page 6 of 9

unaudited
Investments in affiliates5

	Value of affiliates at 7/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Short-term securities 4.72%
Money market investments 4.50%
Capital Group Central Cash Fund 0.06%[4]	$850,159	$884,185	$1,033,274	$(34)	$91	$701,127	$93
Money market investments purchased with collateral from securities on loan 0.22%
Capital Group Central Cash Fund 0.06%[4,6]	30,117	3,108[7]				33,225	—[8]
Total short-term securities						734,352
Total 4.72%				$(34)	$91	$734,352	$93
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $12,706,169,000, which represented 81.59% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $168,673,000, which represented 1.08% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 9/30/2021.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
International Growth and Income Fund — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
International Growth and Income Fund — Page 8 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$346,671	$2,694,893	$—	$3,041,564
Information technology	239,645	2,094,686	—	2,334,331
Consumer discretionary	146,384	1,689,439	—	1,835,823
Industrials	157,212	1,542,462	—	1,699,674
Consumer staples	251,388	1,284,335	—	1,535,723
Health care	106,557	1,042,543	—	1,149,100
Energy	174,565	561,311	—	735,876
Materials	380,039	319,864	—	699,903
Communication services	124,690	526,928	—	651,618
Utilities	94,191	390,805	—	484,996
Real estate	—	283,638	—	283,638
Preferred securities	31,524	275,265	—	306,789
Short-term securities	816,701	—	—	816,701
Total	$2,869,567	$12,706,169	$—	$15,575,736
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
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